Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Goodwill [Line Items]
Balance at beginning	$ 2,504
Impact of foreign exchange	(17)
Balance at ending	2,487
Agricultural Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	1,657
Impact of foreign exchange	(4)
Balance at ending	1,653
Construction Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	606
Impact of foreign exchange	(4)
Balance at ending	602
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	71
Impact of foreign exchange	(7)
Balance at ending	64
Powertrain Segment [Member]
Goodwill [Line Items]
Balance at beginning	6
Impact of foreign exchange
Balance at ending	6
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	164
Impact of foreign exchange	(2)
Balance at ending	$ 162